Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement

14. FAIR VALUE MEASUREMENT

FASB ASC 820, "Fair Value Measurement" establishes a fair value hierarchy based on the nature of data inputs for fair value determinations, under which the Corporation is required to value each asset using assumptions that market participants would utilize to value that asset. When the Corporation uses its own assumptions it is required to disclose additional information about the assumptions used and the effect of the measurement on earnings or the net change in assets for the period.

The value of the Corporation's available for sale investment securities, which include obligations of the U.S. government and its agencies, mortgage-backed securities issued by U.S. government- and U.S. government sponsored agencies, obligations of state and political subdivisions, corporate bonds, other debt securities, as well as bond mutual funds are determined by an independent third party. The Corporation performs tests to assess the validity of these third-party values. The third party's evaluations are based on market data. They utilize evaluated pricing models that vary by asset and incorporate available trade, bid and other market information. For securities that do not trade on a daily basis, their pricing models apply available information such as benchmarking and matrix pricing. The market inputs normally sought in the evaluation of securities include benchmark yields, reported trades, broker/dealer quotes (only obtained from market makers or broker/dealers recognized as market participants), issuer spreads, two-sided markets, benchmark securities, bid, offers and reference data. For certain securities, additional inputs may be used or some market inputs may not be applicable. Inputs are prioritized differently on any given day based on market conditions.

U.S. Government agencies are evaluated and priced using multi-dimensional relational models and option adjusted spreads. State and municipal securities are evaluated on a series of matrices including reported trades and material event notices. Mortgage-backed securities are evaluated using matrix correlation to treasury or floating index benchmarks, prepayment speeds, monthly payment information and other benchmarks. Other available-for-sale investments are evaluated using a broker-quote based application, including quotes from issuers.

The value of the investment portfolio is determined using three broad levels of inputs:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Instruments whose significant value drivers are unobservable.

These levels are not necessarily an indication of the risks or liquidity associated with these investments. The following tables summarize the assets at December 31, 2011 and 2010 that are recognized on the Corporation's balance sheet using fair value measurement determined based on the differing levels of input.

Fair value of assets measured on a recurring basis for the year ended December 31, 2011:

(dollars in millions)	Total	Level 1	Level 2	Level 3
Investments:
Obligations of U.S. government & agencies	$104.6	$—	$104.6	$—
Obligations of state & political subdivisions	8.4	—	8.4	—
Mortgage-backed securities	97.8	—	97.8	—
Collateralized mortgage obligations	32.6	—	32.6	—
Corporate bonds	12.7	—	12.7	—
Bond – mutual funds	11.9	11.9	—	—
Investment certificate of deposit	2.4	—	2.4	—
Other debt securities	1.9	—	1.9	—

Total assets measured on a recurring basis at fair value	$272.3	$11.9	$260.4	$—

Fair value of assets measured on a non-recurring basis at December 31, 2011:

(dollars in millions)	Total	Level 1	Level 2	Level 3
Mortgage servicing rights	$4.0	$—	$4.0	$—
Impaired loans and leases	18.7	—	18.7	—
OREO and other repossessed property	0.5	—	0.5	—

Total assets measured at fair value on a non-recurring basis	$23.2	$—	$23.2	$—

Fair value of assets measured on a recurring basis for the year ended December 31, 2010:

(dollars in millions)	Total	Level 1	Level 2	Level 3
Investments:
Obligations of U.S. government & agencies	$156.6	$—	$156.6	$—
U.S. Treasury obligations	5.1	5.1	—	—
State & political subdivisions	32.3	—	32.3	—
Mortgage backed securities	73.5	—	73.5	—
Collateralized mortgage obligations	2.1	—	2.1	—
Corporate bonds	10.6	—	10.6	—
Other equity investments	0.3	0.3	—	—
Bond – mutual funds	34.7	34.7	—	—
Other debt securities	1.8	—	1.8	—

Total assets measured on a recurring basis at fair value	$317.0	$40.1	$276.9	$—

Fair value of assets measured on a non-recurring basis at December 31, 2010:

(dollars in millions)	Total	Level 1	Level 2	Level 3
Mortgage servicing rights	$0.7	$—	$0.7	$—
Impaired loans and leases	12.7	—	12.7	—
OREO and other repossessed property	2.5	—	2.5	—

Total assets measured at fair value on a non-recurring basis	$15.9	$—	$15.9	$—

As of December 31, 2011 and 2010, the Corporation did not have any assets whose fair value was determined using level 3 inputs; hence, no roll-forward of the level 3 assets is presented here. In addition, no transfer of assets between levels has occurred during the twelve months ended December 31, 2011 or 2010.